Leases - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 01, 2023	Apr. 01, 2022
Operating Leased Assets [Line Items]
Existence of option to extend				true
Option to extend, description				Certain leases include one or more options to renew, exercisable at the Company’s sole discretion, with renewal terms that can extend the lease from approximately one year to ten years.
Lease renewal term (in years)							5 years
Lease term							10 years
Right-of-use asset		$ 110,984		$ 109,793	$ 110,984
Present value of operating lease liabilities		111,543		112,392	111,543
Lease payment over sublease term				10,400
Leases Payments				$ 15,656	7,809
Asset retirement obligation		$ 452			$ 452
Weighted average remaining lease term		8 years 11 months 1 day		7 years 11 months 12 days	8 years 11 months 1 day
Weighted average incremental borrowing rate		13.00%		13.00%	13.00%
Lease Amendment [Member]
Operating Leased Assets [Line Items]
Right-of-use asset		$ 32,837			$ 32,837
Present value of operating lease liabilities		32,837			$ 32,837
Spring House, PA [Member]
Operating Leased Assets [Line Items]
Right-of-use asset				$ 3,571
Tenant improvement allowance			$ 1,184
Present value of operating lease liabilities				1,235
Leasehold Improvements				2,336
Irvine, CA [Member]
Operating Leased Assets [Line Items]
Lease renewal term (in years)						5 years
Lease term						6 years
Right-of-use asset				1,830
Present value of operating lease liabilities				768
Leasehold Improvements				$ 1,062
Maximum [Member]
Operating Leased Assets [Line Items]
Operating lease, remaining term				9 years
Lease renewal term (in years)				10 years
Minimum [Member]
Operating Leased Assets [Line Items]
Operating lease, remaining term				1 year
Lease renewal term (in years)				1 year
Minimum [Member] | Lease Amendment [Member]
Operating Leased Assets [Line Items]
Tenant improvement allowance		1,000
Leases Payments		$ 60,022
Minimum [Member] | Spring House, PA [Member]
Operating Leased Assets [Line Items]
Leases Payments			$ 3,029
Minimum [Member] | Irvine, CA [Member]
Operating Leased Assets [Line Items]
Leases Payments	$ 1,079